OPERATING INCOME (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating income and operating expense [Line Items]
Interest on debit instruments using the effective interest method	$ 160,200	$ 129,017	$ 159,890
Interest and valuation on financial instruments	524,440	384,610	525,423
Debt Securities
Disclosure of operating income and operating expense [Line Items]
Interest and valuation on financial instruments	881,985	472,357	699,841
Derivative financial instruments [member]
Disclosure of operating income and operating expense [Line Items]
Interest and valuation on financial instruments	(182,769)	(22,575)	(61,667)
Spot transactions [Member]
Disclosure of operating income and operating expense [Line Items]
Interest and valuation on financial instruments	483	(13,734)	3,517
Repos [Member]
Disclosure of operating income and operating expense [Line Items]
Interest and valuation on financial instruments	$ (175,259)	$ (51,438)	$ (116,268)